MFS(R) ASSET ALLOCATION FUNDS

                        MFS CONSERVATIVE ALLOCATION FUND*
                          MFS MODERATE ALLOCATION FUND*
                           MFS GROWTH ALLOCATION FUND*
                     MFS AGGRESSIVE GROWTH ALLOCATION FUND*

           Supplement dated November 3, 2003 to the Current Prospectus

This Supplement describes each fund's class R2 shares, and it supplements certain information in the funds' current Prospectus. The caption headings used in this Supplement correspond with the caption headings used in the Prospectus.

Each fund currently offers class R shares, which have been redesignated as "class R1 shares." Class R2 shares are identical to class R1 shares, except that class R2 shares carry a 0.25% administrative service fee. Class R2 shares are primarily offered to certain retirement plans as described under the caption "Description of Share Classes" below.

1.   RISK RETURN SUMMARY

     Performance Table. The "Performance Table" is intended to indicate some of the risks of investing in each fund by showing changes in the fund's performance over time. Because class R2 shares are being initially offered for public sale on November 3, 2003, class R2 shares do not yet have a performance record to report. Class R2 share performance will include the performance of the applicable fund's class B shares for periods prior to the offering of class R2 shares, as adjusted to take into account that, unlike class B shares, class R2 shares do not bear a front end sales charge
     (load).


2.   EXPENSE SUMMARY

     Expense Table. This table describes the fees and expenses that you may pay when you buy, redeem and hold shares of a fund.


Shareholder Fees (fees paid directly from your investment):
                                                                      Class R2
Maximum Sales Charge (Load) Imposed on Purchases
    (as a percentage of offering price).............................  0.00%
Maximum Deferred Sales Charge (load) (as a percentage
    of original purchase price or redemption proceeds,
    whichever is less)..............................................  0.00%
Annual Fund Operating Expenses (expenses that are deducted from fund assets):

                                                                                                                     MFS
                                                                               MFS           MFS         MFS     Aggressive
                                                                           Conservative   Moderate     Growth      Growth
                                                                            Allocation   Allocation   Allocation Allocation
                                                                               Fund         Fund        Fund        Fund
Management Fee    .......................................................       0.00%       0.00%        0.00%    0.00%
Distribution and Service (12b-1 Fees)(1) ................................       0.50%       0.50%        0.50%    0.50%
Other Expenses (3) ......................................................       0.71%       0.58%        0.66%    0.89%
                                                                                -----       -----        -----    -----
Total Annual Fund Operating Expenses.....................................       1.21%       1.08%        1.16%    1.39%
    Fee Reductions(2) ...................................................      (0.36)%     (0.23)%      (0.31)%  (0.54)%
                                                                               -------     -------       ------   ------
Net Expenses(3)   .......................................................       0.85%       0.85%        0.85%    0.85%
    Estimated Indirect Expenses of Underlying Funds(4) ..................       0.75%       0.85%        0.99%    1.09%
                                                                                -----       -----        -----    -----
Total Annual Fund and Underlying Funds Operating Expenses(5) ............       1.60%       1.70%        1.84%    1.94%

--------------------

(1) Each fund adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sale and distribution of class R2 shares and the services provided to you by your financial intermediary (referred to as distribution and service fees). See "Description of Share Classes - Distribution and Service Fees" below.

(2) MFS has contractually agreed, subject to reimbursement, to bear each fund's expenses such that "Other Expenses" (after taking into account the expense offset arrangement described below) do not exceed 0.35% annually for class R2 shares.

(3) "Other Expenses" are estimated for a fund's current fiscal year. "Other Expenses" include an annual 0.25% administrative service fee paid by each fund from assets attributable to class R2 shares to MFS for the provision by MFS, or a third party, of various administrative, recordkeeping and communication/educational services. Each fund has an expense offset arrangement which reduces the fund's custodian fee based upon the amount of cash maintained by the fund with its custodian and dividend disbursing agent. A fund may also enter into other such arrangements and directed brokerage arrangements (which would also have the effect of reducing the fund's expenses). Any such fee reductions are not reflected in the table.

(4) In addition to the Total Annual Fund Operating Expenses which each fund bears directly, each fund's shareholders indirectly bear the expenses of the underlying funds in which the fund invests. Each fund's estimated indirect expense from investing in the underlying funds, based on its target allocations and underlying funds, is as shown in the table.

(5) The Total Annual Fund and Underlying Funds Operating Expenses shown in the table are the sum of a fund's Net Expenses and Estimated Indirect Expenses of Underlying Funds.

Example of Expenses
These examples are intended to help you compare the cost of investing in each fund with the cost of investing in other mutual funds.

The examples assume that:

     o you invest $10,000 in a fund for the time periods indicated and you redeem your shares at the end of the time periods;

     o your investment has a 5% return each year and dividends and other distributions are reinvested; and

     o a fund's operating expenses remain the same, except that the fund's total operating expenses are assumed to be the fund's "Net Expenses" for the first year, and the fund's "Total Annual Fund Operating Expenses" for subsequent years (see the table above).

Although your actual costs may be higher or lower, under these assumptions your costs would be:

                            Share Class - R2              1 Year       3 Years
                            ----------------              ------       -------
           MFS Conservative Allocation Fund                $163          $580
           MFS Moderate Allocation Fund                    $173          $584
           MFS Growth Allocation Fund                      $187          $643
           MFS Aggressive Growth Allocation Fund           $197          $721

3.   MANAGEMENT OF THE FUND

     Administrator. In addition to the administrative services provided by MFS to the fund as described in the prospectus, MFS is responsible for providing certain administrative services with respect to class R2 shares. These services include various administrative, recordkeeping and communication/educational services with respect to the retirement plans which invest in class R2 shares, and may be provided directly by MFS or by a third party. Each fund pays an annual 0.25% administrative service fee solely from the assets of class R2 shares to MFS for the provision of these services.

4.   DESCRIPTION OF SHARE CLASSES

In addition to a fund's other share classes, each fund commenced offering class R2 shares on or about November 3, 2003. Class R2 shares are generally available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans (eligible retirement plans). Where MFS (or one of its affiliates) is responsible for providing participant recordkeeping services for the eligible retirement plan, the plan will be eligible to purchase class R2 shares if it meets certain asset thresholds established and disclosed to the plan sponsor by MFS. Class R2 shares are not generally available to retail non-retirement accounts, traditional and Roth IRAs, Coverdell Educational Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, individual 403(b) plans and 529 tuition programs.

Distribution and Service Fees
Each fund has adopted a plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sale and distribution of class R2 shares, and the services provided to you by your financial intermediary. These annual distribution and service fees may equal up to 0.50% of average daily net assets (0.25% distribution fee and 0.25% service fee) for class R2 shares, and are paid out of the assets of class R2 shares. Over time, these fees will increase the cost of your shares and may cost you more than paying other types of sale charges.


5.   HOW TO PURCHASE, EXCHANGE AND REDEEM SHARES

The description of how to purchase, exchange and redeem shares, together with the description of other related considerations, in the funds' Prospectus applies equally to class R2 shares.

How to Exchange Shares
Class R2 shares of a fund may be exchanged for class R2 shares of any other MFS fund offering class R2 shares, and may be exchanged for shares of the MFS Money Market Fund and MFS Fixed Fund (subject to any limitation applicable to the purchase of these funds' shares as disclosed in their prospectuses).


6.   INVESTOR SERVICES AND PROGRAMS

The description of investor services and programs in the Prospectus applies equally to class R2 shares.


7.   FINANCIAL HIGHLIGHTS

Because class R2 shares are initially being offered for sale on or about November 3, 2003, class R2 shares do not have financial highlights to report.



                The date of this Supplement is November 3, 2003.


# El presente Suplemento tambien se encuentra disponible en espanol. Solicite un ejemplar a un representante de servicio de MFS llamando al 1-800-225-2606. En el caso de discrepancias entre las versiones en ingles y en espanol, se considerara valida la version en ingles.